RISKS (Details 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 563	$ 314
Trade and other payables	337	284
Borrowings	2,776	1,789
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	330	261
Trade and other payables	237	223
Borrowings	480	63
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	21	13
Trade and other payables	16	15
Borrowings	334	236
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	66	10
Trade and other payables	75	31
Borrowings	250	277
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		6
Trade and other payables	4	6
Borrowings	735	907
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables
Trade and other payables	5	9
Borrowings	977	306
No Set Maturity Term [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	146	24
Trade and other payables
Borrowings